Schedule of Investments February 28, 2023 (Unaudited)

Ecofin Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.5% (1)
France Water Infrastructure - 4.5% (1)
Veolia Environnement SA	75,742	$2,267,974
Hong Kong Water Equipment/Services - 0.5% (1)
China Lesso Group Holdings Ltd.	257,327	271,116
Hong Kong Water Infrastructure - –% (1)
CT Environmental Group Limited (2)(3)	113,060	–
Japan Water Equipment/Services - 6.2% (1)
Kurita Water Industries Ltd.	27,495	1,243,944
Lixil Corp.	75,500	1,203,852
Rinnai Corp.	10,400	729,463
		3,177,259
Switzerland Water Equipment/Services - 11.2% (1)
Ferguson PLC	29,733	4,272,044
Georg Fischer AG	21,248	1,443,831
		5,715,875
Switzerland Water Management - 6.8% (1)
Geberit AG	6,440	3,480,342
United Kingdom Water Equipment/Services - 0.5% (1)
Genuit Group Plc	64,546	243,398
United Kingdom Water Infrastructure - 13.5% (1)
Pennon Group Plc	67,598	670,809
Pentair PLC	42,600	2,383,044
Severn Trent Plc	58,829	1,946,672
United Utilities Group PLC	154,390	1,890,505
		6,891,030
United States Water Infrastructure - 23.6% (1)
Advanced Drainage Systems, Inc.	16,621	1,474,781
Aris Water Solutions, Inc.	6,609	93,584
Energy Recovery Inc. (3)	14,451	318,934
Franklin Electric Co., Inc.	10,076	962,963
IDEX Corporation	13,552	3,048,929
Montrose Environmental Group, Inc. (3)	7,074	344,433
Select Energy Services, Inc.	19,569	145,202
SJW Group	6,897	527,207
Tetra Tech, Inc.	12,851	1,759,173
Xylem, Inc.	32,351	3,320,830
		11,996,036
United States Water Management - 11.0% (1)
A.O. Smith Corporation	33,019	2,167,037
Badger Meter, Inc.	7,580	921,880
Lindsay Corporation	2,846	428,294
Watts Water Technologies, Inc.	7,074	1,239,577
Zurn Elkay Water Solutions Corp.	37,757	868,411
		5,625,199
United States Water Treatment - 10.8% (1)
Ecolab Inc.	24,797	3,951,898
Evoqua Water Technologies Corp. (3)	31,473	1,528,329
		5,480,227
United States Water Utilities - 10.9% (1)
American Water Works Co., Inc.	23,859	3,349,326
Core & Main, Inc. (3)	18,709	436,107
Essential Utilities, Inc.	40,696	1,740,975
		5,526,408
Total Common Stock
(Cost $51,823,767)		50,674,864

Short Term Investment - 0.3% (1)
United States Investment Company - 0.3% (1)
First American Government Obligations Fund, Class X, 4.37% (4)
(Cost $134,636)	134,636	134,636

Total Investments - 99.8% (1)
(Cost $51,958,403)		50,809,500
Other Assets in Excess of Liabilities, Net - 0.2%(1)		127,060
Total Net Assets - 100.0%(1)		$50,936,560

(1)	Calculated as a percentage of net assets.
(2)	Value determined using significant unobservable inputs.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 28, 2023.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2023:

	Level 1	Level 2	Level 3	Total
Common Stock	$50,674,864	$-	$0	$50,674,864
Short-Term Investment	134,636	-	-	134,636
Total Investments	$50,809,500	$-	$-	$50,809,500

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2022	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 2/28/2023	$-
Net unrealized depreciation of Level 3 Securities as of February 28, 2023	$(15,150)